INCOME TAXES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Non-capital loss carry forwards	$ 6,934	$ 4,607
Mineral properties	(11,374)	(4,715)
Other	(125)	(38)
Silver stream derivative liability	4,565	0
Property and Equipment	0	146
Total	$ 0	$ 0